CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenue (Note 8)	$ 1,612.2	$ 1,798.5
Cost of sales excluding depletion, depreciation and amortization	(782.8)	(1,010.0)
Gross margin excluding depletion, depreciation and amortization	829.4	788.5
Depletion, depreciation and amortization	(471.7)	(438.3)
Impairment of mining properties and goodwill, net (Note 13)	0.0	149.0
Mine operating earnings	357.7	201.2
Expenses
General and administrative	(79.4)	(91.8)
Exploration and evaluation	(10.3)	(13.0)
Share of (loss) earnings of associate (Note 24)	(16.3)	5.5
Other operating income, net (Note 10)	222.4	9.3
Impairment of non-operating mining properties (Note 13)	0.0	153.0
Operating earnings (loss)	474.1	(41.8)
Finance costs (Note 12)	(144.2)	(137.4)
Other (costs) income, net (Note 11)	(19.6)	2.5
Earnings (loss) before taxes	310.3	(176.7)
Current income tax expense (Note 14)	(95.0)	(138.8)
Deferred income tax recovery (Note 14)	10.3	17.8
Income tax expense, net	(84.7)	(121.0)
Net earnings (loss)	225.6	(297.7)
Attributable to:
Yamana Gold Inc. equity holders	225.6	(284.6)
Non-controlling interests	0.0	(13.1)
Net earnings (loss)	$ 225.6	$ (297.7)
Earnings (loss) per share attributable to Yamana Gold Inc. equity holders (Note 15)
Basic and diluted	$ 0.24	$ (0.30)
Weighted average number of shares outstanding (in thousands) (Note 15)
Weighted average number of common shares (in thousands) - basic (in shares)	950,266	949,030
Adjusted weighted average number of ordinary shares outstanding	951,924	949,030